Investment Objectives and Goals	Dec. 10, 2025
Transamerica Bond Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica BOND Active ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Transamerica Bond Active ETF (the “Fund”) seeks to provide total return through a combination of current income and capital appreciation.
Transamerica Large Value Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Large Value Active ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Transamerica Large Value Active ETF (the “Fund”) seeks long-term capital appreciation.